EQUITY (Details 1) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) shares		Dec. 31, 2023 CNY (¥) shares		Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares
Equity
Number of shares, Beginning balance	8,377,897	8,377,897	40,948,082		40,948,082
Issued capital, Beginning	$ 63,682	¥ 450,782	$ 63,682		¥ 450,782
Effect of Five-to-One Share Combination			(32,750,185)	[1]	(32,750,185)	[1]	(6,480,000)	(6,480,000)
Equity-settled share-based payments			180,000		180,000
Number of shares, Ending balance	9,865,767	9,865,767	8,377,897		8,377,897		40,948,082	40,948,082
Issued capital, Ending	$ 62,029	¥ 450,782	$ 63,682		¥ 450,782		$ 63,682	¥ 450,782
Issued capital	$ 62,029		$ 63,682				$ 63,682
Common shares issued through private placement	1,487,870	1,487,870

[1]	The numbers of common shares above are before giving effect to the Share Combination which became effective on April 3, 2023. On April 3, 2023, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on a 5-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination. All outstanding options, warrants and other rights to purchase the Company's common shares were adjusted proportionately as a result of the share combination.